U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

              Read instructions at end of Form before preparing Form.
                               Please print or type.


1 Name and address of issuer: Value Line Leveraged Growth Investors, Inc. 220 East 42nd Street, New York, NY 10017.

2 Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3         Investment Company Act File Number:       811-2260.
          Securities Act File Number:   2-31640.

4 (a)     Last day of fiscal year for which this Form is filed:
          December 31, 2005.

4 (b) [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year) (See Instruction A.2).

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5         Calculation of registration fee:

      (i) Aggregate sale price of securities sold
          during the fiscal year pursuant to section
          24(f):                                                  $  68,234,285
                                                                  -------------

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:                     $  51,066,642
                                                                  -------------

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission:            $ 292,452,474
                                                                  -------------

     (iv) Total available redemption credits [add
          Items 5(ii) and 5(iii)]:                                $ 343,519,116
                                                                  -------------

      (v) Net sales - If Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i)]:                                                            $(0)
                                                                            ----

     (vi) Redemption credits available for use in
          future years - if Item 5(i) is less than
          Item 5(iv)[subtract Item 5(iv) from Item
          (5(i)]:                                                 $(275,284,831)
                                                                  --------------

    (vii) Multiplier for determining registration
          fee (See instruction C.9):                                 x  .0001070
                                                                  --------------

   (viii) Registration fee due [multiply Item 5(v)
          by Item 5(vii)] enter  " 0 "  if no fee
          is due.                                                          =  $0
                                                                           =====

6         Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7         Interest due - if this Form is being
          filed more than 90 days after the end of
          the issuer's fiscal year (See Instruction
          D):                                                              +  $0
                                                                           -----

8         Total amount of the registration fee due
          plus any interest due [line 5(viii) plus
          line 7]:                                                         =  $0
                                                                           -----

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                N/A

          Method of Delivery:     N/A

                [ ] Wire Transfer
                [ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)             /s/ Stephen R. Anastasio
                                      -------------------------------------
Stephen R. Anastasio                  Name: Stephen R. Anastasio
Treasurer, Principal Financial        Title: Treasurer, Principal Financial
Officer                               Officer

Date: March 14, 2006